PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Total costs	¥ 125,109		¥ 94,742
Less: accumulated depreciation and amortization	(84,777)		(75,842)
Property and equipment, net	40,332	$ 5,681	18,900
Leasehold improvement
Property Plant And Equipment [Line Items]
Total costs	8,093		8,093
Motor vehicles
Property Plant And Equipment [Line Items]
Total costs	4,103		3,038
Electronic equipment
Property Plant And Equipment [Line Items]
Total costs	103,599		74,360
Office equipment & furniture
Property Plant And Equipment [Line Items]
Total costs	7,907		7,844
Software
Property Plant And Equipment [Line Items]
Total costs	¥ 1,407		¥ 1,407